JPMORGAN TRUST I

JPMorgan SmartRetirement Funds

JPMorgan SmartRetirement® Income Fund

JPMorgan SmartRetirement® 2020 Fund

JPMorgan SmartRetirement® 2025 Fund

JPMorgan SmartRetirement® 2030 Fund

JPMorgan SmartRetirement® 2035 Fund

JPMorgan SmartRetirement® 2040 Fund

JPMorgan SmartRetirement® 2045 Fund

JPMorgan SmartRetirement® 2050 Fund

JPMorgan SmartRetirement® 2055 Fund

JPMorgan SmartRetirement® 2060 Fund

JPMorgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

JPMorgan SmartRetirement® Blend 2060 Fund

JPMORGAN TRUST IV

J.P. Morgan Funds

JPMorgan SmartSpending 2050SM Fund

(each, a “Fund” and collectively, the “Funds”)

(all Share Classes)

Supplement dated March 3, 2020

to the Summary Prospectuses, Prospectuses and

Statements of Additional Information dated November 1, 2019, as supplemented

Portfolio Manager Retirement. Anne Lester has announced her retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) effective July 31, 2020. Ms. Lester will continue to serve on the portfolio management teams of each Fund until April 30, 2020.

Effective May 1, 2020 (the “Effective Date”), all references to Ms. Lester will be hereby deleted from the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectus and Prospectus.

Additionally, on the Effective Date, the first paragraph of the “Management of the Funds — The Fund Managers” section of each JPMorgan SmartRetirement Fund’s Prospectus will be hereby deleted and replaced with the following:

The Funds are managed by JPMIM’s Multi-Asset Solutions Team. The members of the Multi-Asset Solutions Team responsible for management and oversight of the Funds are Daniel Oldroyd, Silvia Trillo and Jeffrey A. Geller. In their capacity as portfolio managers, Mr. Oldroyd, Ms. Trillo, Mr. Geller and the team of investment professionals manage the portfolio construction, investment strategy selection and tactical asset allocation processes for each Fund. Mr. Oldroyd, Managing Director, is the Head of Target Date Strategies for JPMIM and is a CFA and CAIA charterholder. An employee of JPMIM since 2000, Mr. Oldroyd has been a portfolio manager of the Funds since 2010. Ms. Trillo, Managing Director, has been an employee of JPMIM and a member of Multi-Asset Solutions since 2011 and a portfolio manager of the Funds since 2019. As CIO for the Americas of MAS and an employee of JPMIM since 2006, Mr. Geller, Managing Director, has had investment oversight responsibility for the Funds since 2008.

Additionally, on the Effective Date, the first paragraph of the “Management of the Funds — The Fund Managers” section of each JPMorgan SmartRetirement Blend Fund’s Prospectus will be hereby deleted and replaced with the following:

The Funds are managed by JPMIM’s Multi-Asset Solutions Team. The members of the Multi-Asset Solutions Team responsible for management and oversight of the Funds are Daniel Oldroyd, Silvia Trillo and Jeffrey A. Geller. In their capacity as portfolio managers, Mr. Oldroyd, Ms. Trillo, Mr. Geller and the team of investment professionals manage the portfolio construction, investment strategy selection and tactical asset allocation processes for each Fund. Mr. Oldroyd, Managing Director, is the Head of Target Date Strategies for JPMIM and is a CFA and CAIA charterholder. An employee of JPMIM since 2000, Mr. Oldroyd has been a portfolio manager of the Funds since their inception. Ms. Trillo, Managing Director, has been an employee of JPMIM and a member of Multi-Asset Solutions since 2011 and a portfolio manager of the Funds since 2019. As CIO for the Americas of MAS and an employee of JPMIM since 2006, Mr. Geller, Managing Director, has had investment oversight responsibility for the Funds since their inception.

Additionally, on the Effective Date, the “Fund’s Management and Administration — The Portfolio Managers” section of and the JPMorgan SmartSpending 2050 Fund’s Prospectus will be hereby deleted and replaced with the following:

The Fund is managed by JPMIM’s Multi-Asset Solutions Team. The members of the Multi-Asset Solutions Team responsible for management and oversight of the Fund are Daniel Oldroyd, Silvia Trillo, and Katherine Santiago. In their capacity as portfolio managers, Mr. Oldroyd, Ms. Trillo, Ms. Santiago and the team of investment professions manage the portfolio construction, investment strategy selection and active asset allocation processes for the Fund. Mr. Oldroyd and Ms. Trillo are responsible for overseeing the integration of the strategic asset allocation and sample spend down amount with portfolio management and active asset allocation decisions, working closely with Ms. Santiago. Mr. Oldroyd, Managing Director, is the Head of Target Date Strategies for JPMIM and is a CFA and CAIA charterholder. An employee of JPMIM since 2000, Mr. Oldroyd has been a portfolio manager of the Fund since 2019. Ms. Trillo, Managing Director, has been an employee of JPMIM and a member of Multi-Asset Solutions since 2011 and a portfolio manager of the Fund since 2019. Ms. Santiago is responsible for annual strategic asset allocation and sample spend down amount decisions. Ms. Santiago, Managing Director and CFA charterholder, has been an employee of JPMIM since 2005, a portfolio manager of the Fund since its inception and Global Head of Quantitative Research group.

Additionally, on the Effective Date, all references to Ms. Lester are removed from the Statements of Additional Information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-MAS-PM-320